Benefits and interests of directors - Summary of Detailed Information of Directors Emoluments (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information of directors emoluments [line items]
Salaries and bonuses	¥ 21,081	¥ 26,728	¥ 29,192
Other benefits	16,038	29,804	34,560
Total	59,838	112,849	132,523
Director [Member]
Disclosure of detailed information of directors emoluments [line items]
Director's fee	2,448	2,580	3,157
Salaries and bonuses	15,003	35,237	39,105
Social security and housing fund	181	231	121
Other benefits	4,762	4,808	5,214
Total	22,394	42,856	47,597
Director [Member] | Executive Directors [member] | Cho Yong Suk [member]
Disclosure of detailed information of directors emoluments [line items]
Salaries and bonuses	7,750	14,070	9,750
Social security and housing fund	82	74	30
Other benefits	2,242	2,147	2,239
Total	10,074	16,291	12,019
Director [Member] | Executive Directors [member] | Gregory Dean Gibb [member]
Disclosure of detailed information of directors emoluments [line items]
Salaries and bonuses	4,580	8,410	8,880
Social security and housing fund	76	74	65
Other benefits	2,433	1,963	2,156
Total	7,089	10,447	11,101
Director [Member] | Executive Directors [member] | Ji Guangheng [member]
Disclosure of detailed information of directors emoluments [line items]
Salaries and bonuses	2,673	12,090	10,375
Social security and housing fund	23	83	26
Other benefits	87	523	297
Total	2,783	12,696	10,698
Director [Member] | Executive Directors [member] | Li Renjie [member]
Disclosure of detailed information of directors emoluments [line items]
Salaries and bonuses		667	10,100
Other benefits		175	522
Total		842	10,622
Director [Member] | Non-Executive Directors [member] | Zhang Xudong [member]
Disclosure of detailed information of directors emoluments [line items]
Director's fee	500	500	400
Total	500	500	400
Director [Member] | Non-Executive Directors [member] | Li Weidong [member]
Disclosure of detailed information of directors emoluments [line items]
Director's fee	500	500	400
Total	500	500	400
Director [Member] | Non-Executive Directors [member] | Kwong Che Keung Gordon [member]
Disclosure of detailed information of directors emoluments [line items]
Director's fee			224
Total			224
Director [Member] | Non-Executive Directors [member] | Ha Jiming [member]
Disclosure of detailed information of directors emoluments [line items]
Director's fee		164	1,957
Total		164	1,957
Director [Member] | Non-Executive Directors [member] | Yang Rusheng [member]
Disclosure of detailed information of directors emoluments [line items]
Director's fee	500	500	176
Total	500	500	¥ 176
Director [Member] | Non-Executive Directors [member] | Tang Yunwei [member]
Disclosure of detailed information of directors emoluments [line items]
Director's fee	448	458
Total	448	458
Director [Member] | Non-Executive Directors [member] | Li Xianglin [member]
Disclosure of detailed information of directors emoluments [line items]
Director's fee	500	458
Total	¥ 500	¥ 458